Variable Interest Entities (Early adoption) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Other Assets	$ 1,609,876				$ 1,893,094				$ 1,609,876	$ 1,893,094
Retained (deficit) earnings	(1,479,324)				(1,929,644)				(1,479,324)	(1,929,644)
Consolidated Statements of Income [Abstract]
Noninterest Income	249,892	253,767	251,919	256,618	299,499	262,916	256,738	287,168	1,012,196	1,106,321	992,317
Income Tax Expense (Benefit)	52,029	65,047	55,269	55,129	58,890	32,840	53,835	56,726	227,474	202,291	172,555
Net Income (Loss) Attributable to Parent	$ 158,172	$ 178,836	$ 151,000	$ 153,274	$ 164,578	$ 165,067	$ 151,076	$ 150,569	$ 641,282	$ 631,290	$ 546,373